Convertible Redeemable Preferred Stock (Tables)	6 Months Ended
Mar. 31, 2020
Equity [Abstract]
Schedule of Convertible Redeemable Preferred Stock
	September 30, 2018
		Shares
	Shares Authorized	Issued and outstanding	Liquidation Preference ($000)
Class A	10,207	10,207	$17,196
Class B	85,000	85,000	$143,069
Class C	214,588	166,088	$198,158

	September 30, 2019
		Shares
	Shares Authorized	Issued and outstanding	Liquidation Preference ($000)
Class A	10,207	10,207	$19,271
Class B	85,000	85,000	$160,238
Class C	214,588	166,088	$222,430
Class D	132,168	125,000	$132,328

	March 31, 2020
		Shares
	Shares Authorized	Issued and outstanding	Liquidation Preference ($000)
Class A	10,207	10,207	$20,377
Class B	85,000	85,000	$169,442
Class C	214,588	166,088	$235,491
Class D	132,168	125,104	$138,769